Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

Note 4—Discontinued Operations

On August 31, 2012, the Company sold all of the shares of common stock of Agera held by the Company, which represents 57% of the outstanding common stock of Agera, to Rohto Pharmaceutical Co., Ltd. for approximately $1.0 million. Accordingly, all operating results from continuing operations exclude the results for Agera which are presented as discontinued operations for all prior year numbers. The Company recorded a gain of approximately $0.4 million on the sale.

As of December 31, 2011, the assets ($188 accounts receivable, net, $271 inventory and $39 prepaid expenses) and liabilities of Agera have been segregated as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets. The financial results of Agera are classified as discontinued operations in the accompanying Consolidated Statement of Operations. Summary financial information related to discontinued operations is as follows:

	For the three months ended September 30, 2012	For the three months ended September 30, 2011	For the nine months ended September 30, 2012	For the nine months ended September 30, 2011
Product sales	$142	$159	$516	$621
Cost of sales	65	93	275	317

Gross profit	77	66	241	304

Operating income (loss)	$20	$(38)	$27	$22

Net income (loss)	$11	$(32)	$(2)	$(19)

Note 5—Discontinued Operations

On June 7, 2012, the Company entered into a share purchase agreement (Agreement) with Rohto Pharmaceutical Co., Ltd. (Purchaser), pursuant to which the Company agreed to sell to Purchaser all of the shares of common stock of Agera held by the Company (the Agera Shares), which represents 57% of the outstanding common stock of Agera. The closing of the Agreement is expected to take place on August 31, 2012, or such earlier time as the parties agree. Pursuant to the Agreement, the purchase price (Purchase Price) for the Agera Shares will be (i) $850,000; plus (ii) the amount equivalent to 57% of total sum of the cash held by Agera at the date of closing; plus (iii) the amount equivalent to 57% of Agera’s accounts receivable less allowance for uncollectible account at the date of closing. Purchaser paid $400,000 of the Purchase Price (the Initial Payment) within ten business days after the execution of the Agreement, with the remaining portion of the Purchase Price to be paid within ten business days after the closing date. In the event that the Agreement is terminated due to a material breach of the Agreement by the Company the Initial Payment shall be returned to Purchaser. In the event that the Agreement is terminated due to the material breach of the Agreement by Purchaser or due to Purchaser’s failure to close the transaction by August 31, 2012, the Initial Payment shall be deemed nonrefundable and shall be retained by the Company. Accordingly, all operating results from continuing operations exclude the results for Agera which are presented as discontinued operations. The Company will not have continuing involvement after the sale and the Company expects to record a gain on the sale.

The assets and liabilities of Agera have been segregated as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets. In addition, the financial results of Agera are classified as discontinued operations in the accompanying Consolidated Statement of Operations. Summary financial information related to discontinued operations is as follows:

As of December 31, 2011 and 2010, assets and liabilities classified as discontinued operations on the consolidated balance sheets are as follows:

	December 31, 2011	December 31, 2010
Accounts receivable, net	$188,439	$229,891
Inventory	266,347	258,939
Prepaid expenses	42,667	62,028

Current assets of discontinued operations	$497,453	$550,858

Accounts payable	11,855	36,224
Accrued expenses	7,782	4,909

Current liabilities of discontinued operations	$19,637	$41,133

As of December 31, 2011 and 2010, loss from discontinued operations on the consolidated statement of operations included the foreign subsidiaries and Agera. Agera’s loss from discontinued operations on the consolidated statement of operations is as follows:

	Successor	Successor	Successor	Predecessor
	For the year ended December 31, 2011	For the year ended December 31, 2010	Cumulative period from September 1, 2009 (date of inception) to December 31, 2011	Cumulative period from December 28, 1995 (date of inception) to August 31, 2009
Product sales	$812,235	$936,369	$2,078,545	$3,428,882
Cost of sales	451,078	502,648	1,135,775	1,876,877

Gross profit	361,157	433,721	942,770	1,552,005

Operating income (loss)	$(54,853)	$23,492	$(27,733)	$(5,259,848)

Net income (loss)	$(73,062)	$(28,406)	$(113,330)	$(3,460,325)